Deposits (Tables)	12 Months Ended
Dec. 31, 2015
Banking and Thrift [Abstract]
Composition of Deposits

The composition of deposits as of December 31, 2015 and December 31, 2014 is as follows:

	2015	2014
Non-interest bearing	$148,724,257	$145,729,932
NOW and money market accounts	323,381,170	268,567,815
Savings deposits	70,534,886	60,253,788
Time deposits, $100,000 or more	116,023,999	121,360,214
Other time deposits	94,740,476	100,182,145

Total	$753,404,788	$696,093,894

Scheduled Maturities of Time Deposits	The scheduled maturities of time deposits at December 31, 2015 are as follows:

Year Ending December 31,	Amount
2015	$163,727,234
2016	44,348,971
2017	2,459,254
2018	194,387
2019	34,629

$210,764,475